                                ALLMERICA FUNDS

                         INVESTMENT GRADE INCOME FUND


                         Annual Report to Shareholders
                         Year Ended December 31, 1996

                  [LOGO OF ALLMERICA FINANCIAL APPEARS HERE]

--------------------------------------------------------------------------------
                         Investment Grade Income Fund
--------------------------------------------------------------------------------

INVESTMENT SUB-ADVISER:
Allmerica Asset Management, Inc.

ABOUT THE FUND: 002
The Fund's objective is to generate a high level of total return, as is consistent with prudent investment management.

PORTFOLIO COMPOSITION:
As of December 31, 1996, the sector allocation of net assets was:

[PIE CHART APPEARS HERE]

Corporate Notes & Bonds  36.68%
U.S. Government & Agency Obligations  45.93%
Asset-Backed Securities  14.62%
Cash Equivalents & Other  3.05%
Net Other Assets & Liabilities  (0.28%)

The Investment Grade Income Fund is a porfolio of the Allmerica Funds.

Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Performance numbers for the fund are net of all fund operating expenses. The Lehman Brothers Aggregate Bond Index is an unmanaged index of average yield U.S. investment grade bonds.

  Reflecting the general mood of the 1996 bond market, the Investment Grade Income Fund turned in a 2.32% total return, which is less than its benchmark, the Lehman Brothers Aggregate Bond Index.

  The Fund's total return was negatively impacted by its sensitivity to interest rate risk, as was the entire bond market. However, the Fund's management was able to stymie further losses by continuing to emphasize certain niches of the fixed income market. Specifically, management favored corporate, mortgage-backed and asset-backed securities, increasing total exposure in these sectors from 64% to 80% throughout the year.

   The decision to overweight the Fund in corporate issues proved to be a particularly sound strategy, as this segment of the bond market was one of 1996's few stellar performers. Among the top-returning corporate sectors were Energy, driven by stabilizing oil prices, and Airlines, benefiting from the first industry profits since 1979. The Fund was heavily invested in both of these sectors.

   The Fund moved from an underweighted to an overweighted position in mortgage-backed securities in the first half of the year. This sector of the market outperformed comparable Treasury securities by nearly one percentage point and careful selection of seasoned discount passthrough securities allowed the Fund to capture some of these incremental returns. The Fund also added to its holdings in asset-backed issues, which served as higher yielding alternatives to shorter maturity corporate bonds.

  In the fourth quarter, the Fund added a new type of corporate fixed income security to its holdings - the bank trust Preferred. For the issuer, these securities combine the tax treatment of debt securities with the accounting treatment of equities. While believing most of these new issues to be fully valued, the management did purchase one bank trust Preferred from Zions Bancorp.

  As the Investment Grade Income Fund moves into 1997, the Fund's managers will continue to seek opportunities for high total return while minimizing risk.

                           [LINE GRAPH APPEARS HERE]

                   Growth of a $10,000 Investment since 1992

                                         9/92         12/96
Investment Grade Income Fund            $9,000       $12,354
Lehman Brothers Aggregate Bond Index   $10,000       $14,102

                          Average Annual Total Returns

Years ended December 31, 1996           1 year   5 year   Life of Fund
Investment Grade Income Fund            2.32%      -           4.96%
Lehman Brothers Aggregate Bond Index    3.61%    7.03%         6.75%

--------------------------------------------------------------------------------
                    Allmerica Investment Grade Income Fund
--------------------------------------------------------------------------------
                   PORTFOLIO OF INVESTMENTS . DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                             Moody's Ratings          Value
  Par Value                                                    (Unaudited)          (Note 2)
--------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 45.93%

              Federal National Mortgage Association - 15.69%
$  73,579     7.37%, 08/17/03, Class A, Series 1996-M6 CMO,
              REMIC (B)                                               Aaa    $       75,649
   47,503     9.50%, 11/01/04, Pool # 070452 (B)                      Aaa            49,922
   38,813     9.00%, 02/01/10, Pool # 303165 (B)                      Aaa            40,631
   73,405     6.50%, 09/01/10, Pool # 327824 (B)                      Aaa            72,168
   30,342     8.00%, 04/01/22, Pool # 124267 (B)                      Aaa            31,117
   58,968     8.00%, 01/01/23, Pool # 125178 (B)                      Aaa            60,405
   49,243     8.00%, 04/01/23, Pool # 124834 (B)                      Aaa            50,443
   36,825     6.50%, 11/01/23, Pool # 050929 (B)                      Aaa            35,318
  117,251     7.00%, 11/01/23, Pool # 050930 (B)                      Aaa           115,125
   45,042     7.00%, 11/01/23, Pool # 249703 (B)                      Aaa            44,225
  133,970     6.50%, 01/01/24, Pool # 050965 (B)                      Aaa           128,485
   23,481     7.00%, 02/01/24, Pool # 050993 (B)                      Aaa            23,056
   67,687     7.50%, 10/01/25, Pool # 321152 (B)                      Aaa            67,739
  120,000     7.50%, 12/01/26, Pool # 362034 (B)                      Aaa           119,924
   55,000     7.50%, 12/01/26 (C)                                     Aaa            54,965
                                                                             --------------
                                                                                    969,172
                                                                             --------------
              Federal Home Loan Mortgage Corporation (B) - 10.62%
   31,132     9.50%, 03/01/01, Pool # 200029                          Aaa            32,485
   12,833     6.50%, 06/01/04, Pool # 548801                          Aaa            12,754
   16,099     6.50%, 08/01/04, Pool # 181863                          Aaa            16,024
   68,503     7.50%, 01/01/07, Pool # E00071                          Aaa            69,718
   37,190     8.00%, 04/01/07, Pool # 170014                          Aaa            38,250
  186,182     7.00%, 08/01/10, Pool # E20187                          Aaa           186,337
  111,324     7.00%, 08/01/11, Pool # E65030                          Aaa           111,254
   49,608     7.90%, 07/01/16, Pool # W30001                          Aaa            51,980
   63,498     8.75%, 05/01/17, Pool # A00870                          Aaa            66,685
   65,410     9.50%, 08/01/19, Pool # 555229                          Aaa            70,356
                                                                             --------------
                                                                                    655,843
                                                                             --------------
              U.S. Treasury Bonds - 9.80%
  110,000     7.25%, 05/15/16                                         Aaa           116,145
  469,000     7.13%, 02/15/23                                         Aaa           489,664
                                                                             --------------
                                                                                    605,809
                                                                             --------------
              Government National Mortgage Association - 4.71%
   74,783     9.50%, 02/15/06, Pool # 780238                          Aaa            79,582
   20,675     6.50%, 06/15/09, Pool # 376548                          Aaa            20,475
   42,744     9.00%, 10/15/08, Pool # 025495 (B)                      Aaa            45,655
   17,427     8.00%, 08/15/22, Pool # 323199 (B)                      Aaa            17,906
  124,747     8.00%, 09/15/26, Pool # 431329 (B)                      Aaa           127,242
                                                                             --------------
                                                                                    290,860
                                                                             --------------
              U.S. Treasury Notes - 4.28%
  110,000     5.88%, 03/31/99                                         Aaa           109,897
   10,000     7.50%, 10/31/99                                         Aaa            10,372
   20,000     7.75%, 01/31/00                                         Aaa            20,928
   25,000     7.50%, 05/15/02                                         Aaa            26,434
  100,000     5.75%, 08/15/03                                         Aaa            97,000
                                                                             --------------
                                                                                    264,631
                                                                             --------------
              Federal Home Loan Bank - 0.83%
   50,000     7.89%, 12/23/97                                         Aaa            50,992
                                                                             --------------
              Total U.S. Government
              and Agency Obligations                                              2,837,307
              (Cost $2,762,691)                                              --------------

CORPORATE NOTES AND BONDS - 36.68%
              Finance - 9.89%
   30,000     Advanta Corp., Series A, MTN
              7.16%, 03/01/98                                         Baa            30,299
  100,000     BCH Cayman Islands
              Yankee Subordinated Note, Guaranteed
              6.50%, 02/15/06                                           A            94,785
   80,223     Bear Stearns Mortgage Securities, Inc.
              Class 1A, Series 1995-1, CMO
              6.48%, 05/25/10                                         Aaa            78,719
  100,000     Ford Capital BV, Yankee Debenture
              9.38%, 01/01/98                                           A           103,291
   50,000     General Motors Acceptance Corp.
              7.00%, 03/01/00                                           A            50,628
   50,000     Heller Financial, Inc.
              7.75%, 05/15/97                                           A            50,319
   50,000     Merita Bank, Ltd., Yankee Subordinated Note
              6.50%, 01/15/06                                           A            47,635
   50,000     RHG Finance Corp., Guaranteed
              8.88%, 10/01/05                                          Ba            52,856
   50,000     Salomon, Inc., Senior Note
              7.25%, 05/01/01                                         Baa            50,473
   50,000     Santander Financial Issuances, Ltd.
              Yankee Subordinated Note, Guaranteed
              7.75%, 05/15/05                                           A            52,041
                                                                             --------------
                                                                                    611,046
                                                                             --------------
              Oil, Gas, and Petroleum - 4.34%
   50,000     Coastal Corp., Senior Debenture
              9.75%, 08/01/03                                         Baa            56,828
   50,000     Parker & Parsley Petroleum Co., Senior Note
              8.88%, 04/15/05                                         Baa            55,335
   30,000     Texas Utilities Electric Co.
              First Mortgage
              7.38%, 10/01/25                                         Baa            28,238
   50,000     Tosco Corp.
              First Mortgage, Series A
              9.00%, 03/15/97                                         Baa            50,750
   75,000     Valero Energy Corp., MTN
              7.50%, 05/31/01                                          Ba            77,180
                                                                             --------------
                                                                                    268,331
                                                                             --------------
              Utilities - 3.72%
   75,000     Connecticut Light & Power Co.
              First Mortgage, Series 94D
              7.88%, 10/01/24                                         Baa            77,197
   50,000     Empresa Electrica Pehuenche S.A.
              Yankee Note
              7.30%, 05/01/03                                         Baa            50,546
   50,000     PECO Energy Co.
              First Mortgage, Series 1992
              7.50%, 01/15/99                                         Baa            51,093
   50,000     Sithe/Independence Funding Corp.
              Guaranteed, Series A
              9.00%, 12/30/13                                         Baa            50,748
                                                                             --------------
                                                                                    229,584
                                                                             --------------

                       See Notes to Financial Statements.
                       ---------------------------------------------------------

--------------------------------------------------------------------------------
                    Allmerica Investment Grade Income Fund
--------------------------------------------------------------------------------
             PORTFOLIO OF INVESTMENTS, Continued . DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                             Moody's Ratings          Value
  Par Value                                                    (Unaudited)          (Note 2)
--------------------------------------------------------------------------------------------
              Transportation - 2.71%
$  50,000     AMR Corp., Debenture
              9.50%, 05/15/01                                         Baa    $       54,777
   50,000     Consolidated Freightways, Inc.
              9.13%, 08/15/99                                         Baa            52,560
   55,000     United Air Lines, Inc.
              9.00%, 12/15/03                                         Baa            59,840
                                                                             --------------
                                                                                    167,177
                                                                             --------------
              Industrial - 3.53%
   50,000     Amax, Inc., Debenture
              9.88%, 06/13/01                                         Baa            55,780
   50,000     Georgia Gulf Corp.
              7.63%, 11/15/05                                          Ba            49,215
   50,000     USX-Marathon Group, Inc., Debenture
              8.88%, 09/15/97                                         Baa            50,911
                                                                             --------------
                                                                                    155,906
                                                                             --------------
              Manufacturing - 3.43%
   50,000     Black & Decker Corp.
              6.63%, 11/15/00                                         Baa            49,938
   50,000     Boise Cascade Corp., Series A, MTN
              6.40%, 04/01/98                                         Baa            50,124
   50,000     Chesapeake Corp., Debenture
              7.20%, 03/15/05                                         Baa            49,170
                                                                             --------------
                                                                                    149,232
                                                                             --------------
              Telephone and Telecommunications - 2.22%
   50,000     GTE Corp., Debenture
              8.85%, 03/01/98                                           A            51,551
   35,000     GTE Corp., Debenture
              8.75%, 11/01/21                                           A            40,600
   50,000     TCI Communications, Inc., Senior Debenture
              7.88%, 02/15/26                                          Ba            44,723
                                                                             --------------
                                                                                    136,874
                                                                             --------------
              Processed Foods - 3.18%
   50,000     Ralcorp Holdings, Inc.
              8.75%, 09/15/04                                          Ba            54,638
   75,000     Ralston Purina Co., Debenture
              7.75%, 10/01/15                                         Baa            76,910
                                                                             --------------
                                                                                    131,548
                                                                             --------------
              Printing and Publishing - 1.78%
   50,000     News America Holdings, Inc.
              Senior Note, Guaranteed
              9.13%, 10/15/99                                         Baa            53,352
   25,000     Time Warner, Inc., Debenture
              9.15%, 02/01/23                                          Ba            27,100
   30,000     Time Warner, Inc., Debenture
              8.05%, 01/15/16                                          Ba            29,903
                                                                             --------------
                                                                                    110,355
                                                                             --------------
              Securities Brokers, Dealers and Exchanges - 1.68%
$  50,000     Donaldson Lufkin & Jenrette, Inc., Senior Note
              6.88%, 11/01/05                                         Baa            48,717
   50,000     Paine Webber Group, Inc., Debenture
              9.25%, 12/15/01                                         Baa            54,804
                                                                             --------------
                                                                                    103,521
                                                                             --------------
              Health Products - 1.22%
   75,000     Allegiance Corp.
              7.30%, 10/15/06                                         Baa            75,497
                                                                             --------------
              Foreign - 0.84%
   50,000     Republic of Colombia, Series E, MTN
              8.66%, 10/07/16 (A)                                      Ba            52,188
                                                                             --------------
              Engineering and Construction - 0.80%
   50,000     Pulte Corp., Senior Note
              7.00%, 12/15/03                                         Baa            49,306
                                                                             --------------
              Consumer Products - 0.41%
   25,000     Time Warner Entertainment Co., LP
              Senior Debenture
              8.38%, 03/15/23                                         Baa            25,347
                                                                             --------------
              Total Corporate Notes and Bonds                                     2,265,912
              (Cost - $2,265,153)                                            --------------

ASSET-BACKED SECURITIES (B) - 14.62%

   75,000     Associates Manufactured Housing
              Class A2, Series 1996-1
              6.70%, 03/15/27                                         Aaa            75,715
   59,490     Contimortgage Home Equity Loan Trust
              Class A1, Series 1994-3
              7.63%, 05/15/09                                         Aaa            59,694
   49,985     First Plus Home Loan Trust
              Class A5, Series 1996-2
              7.47%, 02/20/11                                         Aaa            50,907
   30,000     First Plus Home Loan Trust
              Class A3, Series 1996-3
              7.05%, 11/20/08                                         Aaa            30,263
   99,845     General Motors Acceptance Corp.
              Commercial Securites, Inc.
              Class A2A, Series 1996-C1, CMO
              6.79%, 09/15/03                                         Aaa            99,564
  100,000     Green Tree Financial Corp.
              Class A3, Series 1994-1
              6.90%, 04/15/19                                          Aa           101,141
   50,000     Green Tree Financial Corp.
              Class A3, Series 1994-8
              8.25%, 04/15/20                                          Aa            51,598
   34,138     Green Tree Recreational Equipment &
              Consumer Trust
              Class A1, Series 1996-A
              5.55%, 02/15/18                                         Aaa            33,232

                       See Notes to Financial Statements.
                       ---------------------------------------------------------

--------------------------------------------------------------------------------
                    Allmerica Investment Grade Income Fund
--------------------------------------------------------------------------------
            PORTFOLIO OF INVESTMENTS, Continued . DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                             Moody's Ratings          Value
  Par Value                                                    (Unaudited)          (Note 2)
--------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (continued)

$   27,848     NationsBank Auto Grantor Trust
               Class B, Series 1995-A
               6.00%, 06/15/02                                          A    $       27,787
    50,000     Olympic Automobile Receivables Trust
               Class A4, Series 1996-A
               5.85%, 07/15/01                                        Aaa            49,609
    50,000     Premier Auto Trust
               Class A4, Series 1995-4
               6.00%, 05/06/00                                        Aaa            50,000
    50,000     Premier Auto Trust
               Class A3, Series 1996-2
               6.35%, 01/06/00                                        Aaa            50,234
    50,000     Resolution Trust Corp.
               Class A4C, Series 1995-C1, CMO
               6.85%, 02/25/27                                        Aaa            49,734
    60,000     Residential Asset Securitization Trust
               Class A3, Series 1996-A10, CMO
               7.50%, 11/25/11                                        Aaa            60,525
    50,000     Residential Asset Securitization Trust
               Class A5, Series 1996-A5. CMO
               7.75%, 09/25/26                                        Aaa            50,922
    32,685     Structured Asset Securities Corp.
               Class A1B, Series 1996-CFL, CMO
               5.75%, 02/25/28                                         NR            32,562
    18,263     Western Financial Grantor Trust
               Class A2, Series 1994-2
               6.38%, 09/01/99                                        Aaa            18,411
    11,646     Western Financial Grantor Trust
               Class A2, Series 1995-2
               7.10%, 07/01/00                                        Aaa            11,581
                                                                             --------------
               Total Asset-Backed Securities                                        903,479
               (Cost $902,410)                                               --------------
    Shares
    ------
    INVESTMENT COMPANY - 3.05%
    188,513    Goldman Sachs Financial Square Prime
               Obligation Portfolio Fund                                            188,513
                                                                             --------------
               Total Investment Company                                             188,513
               (Cost $188,513)                                               --------------

    Total Investments - 100.28%                                                   6,195,211
    (Cost $6,118,767)                                                        --------------

    Net Other Assets and Liabilities - (0.28)%                                      (17,131)
                                                                             --------------
    Net Assets - 100.00%                                                     $    6,178,080
                                                                             ==============

--------------------------------------------
(A) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, in transactions exempt from registration, to qualified institutions buyers. At December 31, 1996, these securities amounted to $52,188 or 0.84% of net assets.
(B)     Pass Through Certificates
(C)     Forward Commitment.
CMO     Collateralized Mortgage Obligations
MTN     Medium Term Notes
REMIC   Real Estate Mortgate Investment Conduit

FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)

At December 31, 1996, the aggregate cost of investment securities for tax purposes was $6,119,358. Net realized appreciation (depreciation) aggregated $75,853, of which $132,185 related to appreciated investment securities and $(56,332) related to depreciated investment securities.

As of December 31, 1996, the portfolio had capital loss carryforwards which expire as follows: $11,905 in 2000; $629,070 in 2002; $306,802 in 2003; and
28,284 in 2004.

For the year ended December 31, 1996, the Portfolio has elected to defer to 1997 $1,125 attributable to Post October Capital Losses.

OTHER INFORMATION

For the year ended December 31, 1996, the aggregated cost of purchases and the proceeds of sales, other than from short-term investments, included $1,734,779 and $829,347 from non-governmental issuers, respectively, and $4,984,791 and $5,201,944 from U.S. Government and Agency issuers, respectively.

The composition of ratings of both long-term and short-term debt holdings as a percentage of total value of investments in securities, is as follows:

                          Moody's Ratings (unaudited)
           Aaa                     60.04%
           Aa                       2.54
           A                        8.63
           Baa                     21.79
           Ba                       6.46
           NR (not rated)           0.54
                                   -----
                                  100.00%

                       See Notes to Financial Statements.
                       ---------------------------------------------------------

--------------------------------------------------------------------------------
                    Allmerica Investment Grade Income Fund
--------------------------------------------------------------------------------
             STATEMENT OF ASSETS AND LIABILITIES . December 31, 1996
--------------------------------------------------------------------------------

ASSETS:
        Investments (Note 2):
              Investments at cost .....................................................................        $   6,118,767
              Net unrealized appreciation(depreciation)................................................               76,444
                                                                                                               -------------
                Total investments at value ............................................................            6,195,211
        Receivable for investments sold ...............................................................               82,246
        Interest and dividends receivable..............................................................               81,751
                                                                                                               -------------
                Total Assets                                                                                       6,359,208
                                                                                                               -------------
LIABILITIES:
        Advisory fee payable (Note 3) .................................................................                2,917
        Payable for investments purchased .............................................................              134,573
        Payable to custodian...........................................................................                2,403
        Accrued expenses and other payables ..........................................................                41,235
                                                                                                               -------------
                Total Liabilities......................................................................              181,128
                                                                                                               -------------
NET ASSETS.............................................................................................        $   6,178,080
                                                                                                               =============
NET ASSETS consist of:
        Par value (Note 4).............................................................................        $         637
        Paid-in capital ...............................................................................            7,086,077
        Undistributed net investment income ...........................................................                7,905
        Accumulated (distribution in excess of) net
           realized gain (loss) on investments sold ...................................................             (992,983)
        Net unrealized appreciation(depreciation) of investments.......................................               76,444
                                                                                                               -------------
TOTAL NET ASSETS ......................................................................................        $   6,178,080
                                                                                                               =============

Shares of beneficial interest outstanding (unlimited shares with par value of $0.001)..................              636,538

NET ASSET VALUE, redemption price per share (Net Assets / Shares Outstanding)                                  $        9.71
                                                                                                               =============

MAXIMUM offering price per share (100 / 95.50 of NAV) .................................................        $       10.17
                                                                                                               =============

                       See Notes to Financial Statements.
---------------------------------------------------------
4

--------------------------------------------------------------------------------
                    Allmerica Investment Grade Income Fund
--------------------------------------------------------------------------------
         STATEMENT OF OPERATIONS . For the Year Ended December 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
       Interest (Note 2) ...................................       $    424,476
       Dividends (Note 2)...................................              8,276
                                                                   ------------
            Total investment income ........................            432,752
                                                                   ------------
EXPENSES:
       Investment advisory fees (Note 3)....................             35,948
       Custodian fees.......................................             10,962
       Fund accounting fees (Note 3)........................             34,964
       Audit fees ..........................................              7,838
       Trustees' fees and expenses (Note 3).................                 68
       Amortization of organization costs (Note 2)..........              2,262
       Reports to shareholders .............................              1,842
       Insurance............................................                259
       Miscellaneous expense................................              7,486
                                                                   ------------
            Total expenses..................................            101,629
                                                                   ------------
NET INVESTMENT INCOME ......................................            331,123
                                                                   ------------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS (Note 2):
       Net realized gain (loss) on investments sold.........                868
       Net change in unrealized appreciation
            (depreciation) of investments...................           (191,710)
                                                                   ------------
NET GAIN(LOSS) ON INVESTMENTS                                          (190,842)
                                                                   ------------
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS............................       $    140,281
                                                                   ============

                        See Notes to Financial Statements
                        --------------------------------------------------------

--------------------------------------------------------------------------------
                    Allmerica Investment Grade Income Fund
--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                      Years Ended December 31,
                                                                                     1996                  1995
----------------------------------------------------------------------------------------------------------------------------

NET ASSETS at beginning of year..........................................      $   6,037,799             $  5,259,967
                                                                                ------------              -----------

Increase (Decrease) in net assets resulting from operations:
       Net investment income.............................................            331,123                  247,300
       Net realized gain (loss) on investments sold......................                868                   93,844
       Net change in unrealized appreciation
       (depreciation) of investments....................................            (191,710)                 436,688
                                                                                ------------              -----------
       Net increase (decrease) in net assets resulting
           from operations .............................................             140,281                  777,832
                                                                                ------------              -----------

Distributions to shareholders from:
       Net investment income.............................................           (331,123)                (247,300)
                                                                                ------------              -----------


Capital Share Transactions:
       Net proceeds from sales of shares................................                  --                       --
       Issued to shareholders in reinvestment of dividends...............            331,123                  247,300
       Cost of shares repurchased.......................................                  --                       --
                                                                                ------------              -----------
           Net increase (decrease) from capital share transactions.......            331,123                  247,300
                                                                                ------------              -----------
           Total increase (decrease) in net assets......................             140,281                  777,832
                                                                                ------------              -----------

NET ASSETS at end of year (including A)..................................      $   6,178,080             $  6,037,799
                                                                                ============              ===========


(A) Undistributed net investment income..................................      $       7,905             $      5,468
                                                                                ============              ===========
OTHER INFORMATION:
Share Transactions:
       Sold..............................................................                 --                       --
       Issued to shareholders in reinvestment of dividends...............             34,334                   25,622
       Repurchased......................................................                  --                       --
                                                                                ------------              -----------
           Net increase (decrease) in shares outstanding.................             34,334                   25,622
                                                                                ============              ===========


                       See Notes to Financial Statements
                       ---------------------------------------------------------
6

--------------------------------------------------------------------------------
                     Allmerica Investment Grade Income Fund
--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                  FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

--------------------------------------------------------------------------------

                                                                        Years Ended December 31,
                                                   1996         1995         1994           1993        1992(A)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of year.............  $  10.03    $   9.12      $  10.10      $   9.69     $  10.00
                                                 --------    --------      --------      --------     --------
Income from Investment Operations:
    Net investment income (B)..................      0.54        0.42          0.54          0.63         0.22
    Net realized and unrealized gain (loss)
      on investments...........................     (0.32)       0.91         (0.98)         0.41        (0.31)
                                                 --------    --------      --------      --------     --------
        Total from Investment Operations:......      0.22        1.33         (0.44)         1.04        (0.09)
                                                 --------    --------      --------      --------     --------
Less Distributions:
    Dividends from net investment income ......     (0.54)      (0.42)        (0.54)        (0.63)       (0.22)
                                                 --------    --------      --------      --------     --------
Net increase (decrease) in net asset value.....     (0.32)       0.91         (0.98)         0.41        (0.31)
                                                 --------    --------      --------      --------     --------
Net Asset Value, end of year...................  $   9.71    $  10.03      $   9.12      $  10.10     $   9.69
                                                 ========    ========      ========      ========     ========

Total Return (C)...............................      2.32%      14.82%        (4.46)%       10.86%       (0.72)%**(D)

Ratios/Supplemental Data:
Net Assets, end of year(000's) ................  $  6,178    $  6,038      $  5,260      $ 12,245     $  5,458
Ratios to average net assets:
    Net investment income (B)..................      5.53%       4.38%         5.69%         6.11%        6.70%*
    Operating expenses (B).....................      1.70%       3.04%         1.29%         1.20%        1.20%*
    Gross management fee.......................      0.60%       0.60%         0.60%         0.60%         N/A
    Net management fee.........................      0.60%       0.60%         0.00%         0.00%         N/A
Portfolio Turnover Rate .......................      104%         135%          129%          102%         130%

--------------------------------------------------------
*     Annualized
**    Not annualized
(A)   The Fund commenced operations on August 21, 1992.
(B) Net investment income per share and the operating expense ratios before reimbursement of fees by the investment adviser for the years ended December 31, 1994, 1993 and 1992 were $0.47 and 1.97%, $0.53 and 2.16% and
      $0.17 and 2.70% (annualized), respectively.
(C)   Total returns do not include the one time sales charge.
(D)   Unaudited

                       See Notes to Financial Statements
--------------------------------------------------------

--------------------------------------------------------------------------------
                    Allmerica Investment Grade Income Fund
--------------------------------------------------------------------------------
                NOTES TO FINANCIAL STATEMENTS . December 31, 1996
--------------------------------------------------------------------------------

1.    ORGANIZATION

   Allmerica Funds (the "Trust") was organized as a Massachusetts business trust on June 4, 1990 and is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Trust offers one managed investment portfolio, the Investment Grade Income Fund (the "Portfolio"). The Declaration of Trust permits the Trustees to create additional series each of which may issue one or more classes of shares. The accompanying financial statements and financial highlights are those of the Investment Grade Income Fund.

2.    SIGNIFICANT ACCOUNTING POLICIES

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies which are in conformity with generally accepted accounting principles consistently followed by the Portfolio in the preparation of its financial statements.

   Security Valuation: Corporate debt securities and debt securities of the U.S. Government and its agencies (other than short-term investments) are valued by an independent pricing service approved by the Board of Trustees which utilizes market quotations and transactions, quotations from dealers and various relationships among securities in determining value. If not valued by a pricing service, such securities are valued at prices obtained from independent brokers. Investments with prices that cannot be readily obtained are carried at fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost.

   Security Transactions and Investment Income: Security transactions are recorded on the trade date. Net realized gains and losses from security transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discounts earned on zero coupon bonds, original issue discount bonds, stepped-coupon bonds and payment in kind bonds, are accreted. Dividend income is recorded on the ex-dividend date.

   Federal Income Taxes: The Portfolio intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Portfolio will not be subject to Federal income taxes to the extent it distributes all of its taxable income and net realized gain for the tax year ending December 31. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Portfolio will not be subject to Federal excise tax. Therefore, no Federal income tax provision is required. Paid-in capital, undistributed net investment income and accumulated net realized gain (loss) have been adjusted in the Statement of Assets and Liabilities for permanent book-tax differences for the year ended December 31, 1996.

   Distributions to Shareholders: Dividends from net investment income are declared daily and paid monthly by the Portfolio. Net realized capital gains, if any, are declared and paid at least annually. The distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on securities, including "Post October Losses" and permanent differences due to differing treatment for paydown gains/losses on certain securities, market discounts and losses deferred due to wash sales. Any taxable income or gain remaining at fiscal year end will be distributed in the following year.

   Permanent book-tax differences, if any, are not included in ending undistributed net investment income for the purpose of calculating net investment income per share in the Financial Highlights.

   Organization Costs: The Portfolio bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution under Federal and state securities regulations. All such costs are being amortized using the straight-line method over a period of five years beginning with the commencement of the Portfolio's operation.

   Expenses: Most expenses of the Trust can be directly attributable to the Trust. Expenses which can not be directly attributable to the Trust are allocated based upon relative net assets among the Trust and two other investment companies within First Allmerica Financial Life Insurance Company.

   Forward Commitments: The Portfolio may from time to time purchase securities on a forward commitment basis. Debt securities are often issued on this basis. The yield of such securities is fixed at the time a commitment to purchase is made, with actual payment and delivery of the security generally taking place 15 to 45 days later. During the period between purchase and settlement, typically no payment is made by a Portfolio and no interest accrues to the Portfolio. The market value of forward commitments may be more or less than the purchase price payable at settlement date.

--------------------------------------------------------------------------------
                    Allmerica Investment Grade Income Fund
--------------------------------------------------------------------------------
                   NOTES TO FINANCIAL STATEMENTS . (Continued)
--------------------------------------------------------------------------------

3.    INVESTMENT ADVISORY, ADMINISTRATION AND OTHER RELATED PARTY TRANSACTIONS

Allmerica Investment Management Company, Inc. (the "Manager"), a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), is the Investment Adviser of the Portfolio. The Manager administers all aspects of the Portfolio's day-to-day operations, subject to the supervision of the Board of Trustees. Under the terms of the management agreement, the Portfolio pays management fees, calculated daily and payable monthly, at an annual rate of 0.60% of the Portfolio's average daily net assets.

   Under the terms of the sub-advisory agreement with the Manager, Allmerica Asset Management, Inc. ("AAM") manages the investment portfolio for the Portfolio. Fees related to these services are borne directly by the Manager.

     The Manager has entered into an Administrative Services Agreement with First Data Investor Services Group, Inc. ("FDISG"), a wholly-owned subsidiary of First Data Corporation, whereby FDISG performs administrative services for the Portfolio and is entitled to receive an administrative fee and certain out-of-pocket expenses. The Manager is solely responsible for the payment of the administrative fee to FDISG. In a separate agreement, FDISG receives separate fees from the Portfolio for certain fund accounting services provided in its capacity as pricing and bookkeeping agent.

    The Portfolio pays no salaries or compensation to any of its officers. Trustees who are not directors, officers, or employees of the Trust or the investment adviser are reimbursed for their travel expenses in attending meetings of the Trustees, and receive quarterly meeting and retainer fees for their services. Such amounts are paid by the Trust.

4.   SHARES OF BENEFICIAL INTEREST

   The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest for the Portfolio, with a par value of $0.001. It allows for one or more classes of shares within the series, which, regardless of class designation represent an equal proportionate interest in the Portfolio with each other share of that series. As of December 31, 1996 and throughout the period, Allmerica Investments, Inc., a wholly-owned subsidiary of First Allmerica, owned 100% of the Portfolio's shares outstanding.




--------------------------------------------------

--------------------------------------------------------------------------------
                    Allmerica Investment Grade Income Fund
--------------------------------------------------------------------------------
                               GENERAL INFORMATION
--------------------------------------------------------------------------------

Investment Manager

Allmerica Investment Management Co., Inc.
440 Lincoln Street
Worcester, MA 01653

Independent Accountant

Price Waterhouse LLP
160 Federal Street
Boston, MA 02110

Custodian

Bankers Trust Company
16 Wall Street
New York, NY 10005

Legal Counsel

Ropes & Gray
One International Place
PO Box 5108
Boston, MA 02110

Administrator

First Data Investor Services Group
4400 Computer Drive
Westborough, MA 01581

Officers of Allmerica Funds

Richard M. Reilly, President
Thomas P. Cunningham, Treasurer

General Distributor

Allmerica Investments, Inc.
440 Lincoln Street
Worcester, MA 01653

Investment Sub-Adviser

Allmerica Asset Management, Inc.
440 Lincoln Street
Worcester, MA 01653

Board of Trustees of Allmerica Funds

John F. O'Brien, Chairman
Russell E. Fuller
Gordon Holmes
John P. Kavanaugh
Bruce E. Langton
Attiat F. Ott
Richard M. Reilly
Ranne P. Warner

                              --------------------------------------------------
10

--------------------------------------------------------------------------------
                    Allmerica Investment Grade Income Fund
--------------------------------------------------------------------------------
                              REGULATORY DISCLOSURE
--------------------------------------------------------------------------------

The performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

This report is not authorized for distribution to prospective purchasers of Allmerica Investment Grade Income Fund unless accompanied or preceded by an effective prospectus which includes information related to charges and expenses.

--------------------------------------------------

--------------------------------------------------------------------------------
                       REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees and Shareholder
of the Allmerica Investment Grade Income Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments (except for Moody's Ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Allmerica Investment Grade Income Fund, (hereafter referred to as the "Fund") at December 31, 1996, and the results of its operations, the changes in its net assets, and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Boston, Massachusetts
February 14, 1997


                              --------------------------------------------------
12